Employee Benefit Plans	12 Months Ended
Feb. 01, 2020
New Academy Holding Company, LLC
Employee Benefit Plans
16.	Employee Benefit Plans

401(k) Plan

We sponsor a safe harbor defined contribution 401(k) profit sharing plan, or the 401(k) Plan, for our eligible employees. The 401(k) plan includes an eligible employee compensation deferral feature, Company matching contributions and a Company profit sharing component. Eligible employees are permitted to contribute up to 75% of their eligible compensation on a pretax basis to the 401(k) Plan, subject to Internal Revenue Service limitations. We match 100% of amounts contributed by a plan participant to the 401(k) Plan each pay period, on a dollar-for-dollar basis, up to 6% of a plan participant’s eligible compensation during such pay period. Annual Company profit sharing contributions are made at the discretion of our board of managers, subject to certain limitations. The 401(k) Plan may be amended or terminated at our discretion. Employer contributions related to the 401(k) Plan totaled $12.4 million, $11.9 million and $11.6 million in 2019, 2018 and 2017, respectively.